Equity	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Equity
Note 13. - Equity

Atlantica Yield’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

As of March 31, 2019, the share capital of the Company amounts to $10,021,726 represented by 100,217,260 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right. Algonquin completed in 2018 the acquisition from Abengoa of its entire stake in Atlantica Yield, 41.47% of the total shares of the Company, becoming the largest shareholder of the Company.

Atlantica Yield reserves as of March 31, 2019 are made up of share premium accounts and distributable reserves.

Retained earnings primarily include results attributable to Atlantica Yield.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda and by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu Solar One (Pty) Ltd.

On February 26, 2019, the Board of Directors declared a dividend of $0.37 per share corresponding to the fourth quarter of 2018. The dividend was paid on March 22, 2019.

In addition, as of March 31, 2019, there was no treasury stock and there have been no transactions with treasury stock during the three-month period then ended.